FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-2L

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Separate Account VA-2L

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-2L

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-2L indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-2L as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Growth and Income Service Shares	TA Legg Mason Dynamic Allocation - Balanced Service Class
BNY Mellon MidCap Stock Initial Shares	TA Legg Mason Dynamic Allocation - Growth Service Class
BNY Mellon MidCap Stock Service Shares	TA Managed Risk - Balanced ETF Service Class
BNY Mellon Opportunistic Small Cap Service Shares	TA Managed Risk - Conservative ETF Service Class
BNY Mellon Stock Index Initial Shares	TA Managed Risk - Growth ETF Service Class
BNY Mellon Stock Index Service Shares	TA Market Participation Strategy Service Class
BNY Mellon Sustainable U.S. Equity Initial Shares	TA PIMCO Tactical - Balanced Service Class
BNY Mellon Technology Growth Initial Shares	TA PIMCO Tactical - Conservative Service Class
BNY Mellon Technology Growth Service Shares	TA PIMCO Tactical - Growth Service Class
BNY Mellon VIF Appreciation Initial Shares	TA QS Investors Active Asset Allocation - Conservative Service Class
BNY Mellon VIF Government Money Market	TA QS Investors Active Asset Allocation - Moderate Service Class
BNY Mellon VIF Growth and Income Initial Shares	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
BNY Mellon VIF Opportunistic Small Cap Initial Shares	TA WMC US Growth Initial Class
TA Aegon Sustainable Equity Income Initial Class	TA WMC US Growth Service Class
TA JPMorgan Core Bond Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-2L based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-2L in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA-2L since 2014.

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Growth and Income Service Shares	115,572.206	$3,233,896	$4,132,862	$(13)	$4,132,849	210,312	$2.724292	$91.607426
BNY Mellon MidCap Stock Initial Shares	590,120.096	10,440,239	11,761,094	(12)	11,761,082	462,289	1.767889	34.592557
BNY Mellon MidCap Stock Service Shares	203,202.197	3,886,452	4,031,532	27	4,031,559	368,290	2.869492	33.283420
BNY Mellon Opportunistic Small Cap Service Shares	41,873.510	1,796,961	1,974,336	(4)	1,974,332	156,911	2.153205	186.351562
BNY Mellon Stock Index Initial Shares	794,399.053	31,819,202	51,056,027	(13)	51,056,014	569,907	2.382862	143.905749
BNY Mellon Stock Index Service Shares	128,418.488	5,541,954	8,266,298	(32)	8,266,266	553,217	3.482292	136.765892
BNY Mellon Sustainable U.S. Equity Initial Shares	273,008.871	9,675,349	12,896,939	(10)	12,896,929	151,386	2.759419	90.291533
BNY Mellon Technology Growth Initial Shares	743,914.893	13,341,781	27,286,798	65	27,286,863	832,280	4.643933	39.161092
BNY Mellon Technology Growth Service Shares	84,193.863	1,556,897	2,858,382	16	2,858,398	185,232	4.139989	37.203454
BNY Mellon VIF Appreciation Initial Shares	1,187,986.491	45,061,997	56,049,203	(5)	56,049,198	771,139	2.340371	120.102722
BNY Mellon VIF Government Money Market	43,812,929.030	43,812,929	43,812,929	(13)	43,812,916	35,121,963	0.782437	1.277072
BNY Mellon VIF Growth and Income Initial Shares	976,940.000	25,500,057	34,857,219	6	34,857,225	546,296	2.383787	96.880789
BNY Mellon VIF Opportunistic Small Cap Initial Shares	478,199.339	19,587,342	23,747,379	(5)	23,747,374	203,295	1.669240	196.137019
TA Aegon Sustainable Equity Income Initial Class	332,101.932	7,257,129	5,844,994	(34)	5,844,960	5,609,565	1.006288	1.047888
TA JPMorgan Core Bond Service Class	404,204.062	5,591,176	5,921,590	40	5,921,630	5,327,288	1.072207	1.117602
TA Legg Mason Dynamic Allocation - Balanced Service Class	51,755.712	627,432	648,499	4	648,503	504,694	1.170432	11.715968
TA Legg Mason Dynamic Allocation - Growth Service Class	21,587.597	278,843	281,502	(2)	281,500	211,405	1.212665	11.685528
TA Managed Risk - Balanced ETF Service Class	78,736.540	941,016	1,017,276	(23)	1,017,253	717,872	1.290539	12.399115
TA Managed Risk - Conservative ETF Service Class	88,151.254	1,100,012	1,127,455	4	1,127,459	839,646	1.222847	12.004536
TA Managed Risk - Growth ETF Service Class	64,135.890	662,223	690,102	(1)	690,101	441,010	1.427972	12.965574
TA Market Participation Strategy Service Class	5,955.792	70,783	82,071	(1)	82,070	48,410	1.550317	14.501673
TA PIMCO Tactical - Balanced Service Class	36,923.893	445,793	453,056	2	453,058	303,068	1.367091	12.931581
TA PIMCO Tactical - Conservative Service Class	69,721.559	836,366	858,272	7	858,279	588,928	1.332714	12.879474
TA PIMCO Tactical - Growth Service Class	28,417.287	331,244	336,745	(1)	336,744	215,947	1.429738	13.336038
TA QS Investors Active Asset Allocation - Conservative Service Class	57,333.402	615,101	639,267	-	639,267	490,157	1.187743	12.240380
TA QS Investors Active Asset Allocation - Moderate Service Class	93,513.679	1,057,196	1,075,407	(1)	1,075,406	824,198	1.188528	12.062992
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	36,734.045	391,487	395,993	(2)	395,991	305,849	1.180222	11.689582
TA WMC US Growth Initial Class	323,647.444	8,594,062	14,146,630	(13)	14,146,617	313,541	3.637176	53.736849
TA WMC US Growth Service Class	362,931.759	10,368,386	15,370,160	(159)	15,370,001	7,715,294	1.922263	2.003600

See accompanying notes	2

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	BNY Mellon Growth and Income Service Shares	BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Service Shares	BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon Stock Index Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$3,595,380	$10,856,312	$4,311,312	$1,934,001	$40,937,111

Investment Income:
Reinvested Dividends	32,107	75,117	18,393	-	761,452
Investment Expense:
Mortality and Expense Risk and Administrative Charges	54,626	162,969	63,920	29,897	624,435

Net Investment Income (Loss)	(22,519)	(87,852)	(45,527)	(29,897)	137,017

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	442,685	831,433	333,549	388,246	2,288,339
Realized Gain (Loss) on Investments	146,846	268,127	132,664	21,590	3,130,083

Net Realized Capital Gains (Losses) on Investments	589,531	1,099,560	466,213	409,836	5,418,422
Net Change in Unrealized Appreciation (Depreciation)	350,706	936,238	332,486	(1,958)	5,846,945

Net Gain (Loss) on Investment	940,237	2,035,798	798,699	407,878	11,265,367

Net Increase (Decrease) in Net Assets Resulting from Operations	917,718	1,947,946	753,172	377,981	11,402,384

Increase (Decrease) in Net Assets from Contract Transactions	(593,925)	(955,628)	(466,935)	(93,663)	(5,288,006)

Total Increase (Decrease) in Net Assets	323,793	992,318	286,237	284,318	6,114,378

Net Assets as of December 31, 2019:	$3,919,173	$11,848,630	$4,597,549	$2,218,319	$47,051,489

Investment Income:
Reinvested Dividends	18,909	83,790	21,531	8,125	705,404
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,996	142,018	51,533	24,345	625,159

Net Investment Income (Loss)	(32,087)	(58,228)	(30,002)	(16,220)	80,245

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	273,499	-	-	-	2,752,648
Realized Gain (Loss) on Investments	(40,276)	283,543	87,949	22,640	2,904,673

Net Realized Capital Gains (Losses) on Investments	233,223	283,543	87,949	22,640	5,657,321
Net Change in Unrealized Appreciation (Depreciation)	566,304	441,251	56,722	231,754	1,339,856

Net Gain (Loss) on Investment	799,527	724,794	144,671	254,394	6,997,177

Net Increase (Decrease) in Net Assets Resulting from Operations	767,440	666,566	114,669	238,174	7,077,422

Increase (Decrease) in Net Assets from Contract Transactions	(553,764)	(754,114)	(680,659)	(482,161)	(3,072,897)

Total Increase (Decrease) in Net Assets	213,676	(87,548)	(565,990)	(243,987)	4,004,525

Net Assets as of December 31, 2020:	$4,132,849	$11,761,082	$4,031,559	$1,974,332	$51,056,014

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	BNY Mellon Stock Index Service Shares	BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Service Shares	BNY Mellon VIF Appreciation Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$6,889,414	$9,309,811	$14,766,108	$1,767,538	$40,948,437

Investment Income:
Reinvested Dividends	108,550	155,300	-	-	542,180
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105,603	145,714	230,810	26,022	651,531

Net Investment Income (Loss)	2,947	9,586	(230,810)	(26,022)	(109,351)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	385,699	343,663	1,888,823	227,254	5,171,288
Realized Gain (Loss) on Investments	508,192	181,158	1,464,709	255,452	613,486

Net Realized Capital Gains (Losses) on Investments	893,891	524,821	3,353,532	482,706	5,784,774
Net Change in Unrealized Appreciation (Depreciation)	986,543	2,368,566	354,254	(69,186)	7,789,259

Net Gain (Loss) on Investment	1,880,434	2,893,387	3,707,786	413,520	13,574,033

Net Increase (Decrease) in Net Assets Resulting from Operations	1,883,381	2,902,973	3,476,976	387,498	13,464,682

Increase (Decrease) in Net Assets from Contract Transactions	(1,094,869)	(910,525)	(1,590,315)	(420,544)	(3,985,613)

Total Increase (Decrease) in Net Assets	788,512	1,992,448	1,886,661	(33,046)	9,479,069

Net Assets as of December 31, 2019:	$7,677,926	$11,302,259	$16,652,769	$1,734,492	$50,427,506

Investment Income:

Reinvested Dividends	98,730	124,870	52,146	1,441	391,255
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105,577	158,106	295,039	31,893	691,939

Net Investment Income (Loss)	(6,847)	(33,236)	(242,893)	(30,452)	(300,684)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	457,859	135,508	2,081,026	230,594	4,101,599
Realized Gain (Loss) on Investments	536,204	327,233	1,655,833	135,183	1,006,646

Net Realized Capital Gains (Losses) on Investments	994,063	462,741	3,736,859	365,777	5,108,245
Net Change in Unrealized Appreciation (Depreciation)	176,608	1,957,886	7,725,232	866,689	5,376,894

Net Gain (Loss) on Investment	1,170,671	2,420,627	11,462,091	1,232,466	10,485,139

Net Increase (Decrease) in Net Assets Resulting from Operations	1,163,824	2,387,391	11,219,198	1,202,014	10,184,455

Increase (Decrease) in Net Assets from Contract Transactions	(575,484)	(792,721)	(585,104)	(78,108)	(4,562,763)

Total Increase (Decrease) in Net Assets	588,340	1,594,670	10,634,094	1,123,906	5,621,692

Net Assets as of December 31, 2020:	$8,266,266	$12,896,929	$27,286,863	$2,858,398	$56,049,198

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	BNY Mellon VIF Government Money Market	BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares	TA Aegon Sustainable Equity Income Initial Class	TA JPMorgan Core Bond Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$27,381,138	$26,092,021	$19,797,254	$7,175,185	$6,819,818

Investment Income:
Reinvested Dividends	414,599	310,701	-	183,688	149,791
Investment Expense:
Mortality and Expense Risk and Administrative Charges	349,721	403,823	301,471	106,184	92,848

Net Investment Income (Loss)	64,878	(93,122)	(301,471)	77,504	56,943

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,199,333	3,820,531	1,128,657	-
Realized Gain (Loss) on Investments	-	923,252	206,371	(29,457)	26,995

Net Realized Capital Gains (Losses) on Investments	-	4,122,585	4,026,902	1,099,200	26,995
Net Change in Unrealized Appreciation (Depreciation)	-	2,870,656	149,959	325,637	357,545

Net Gain (Loss) on Investment	-	6,993,241	4,176,861	1,424,837	384,540

Net Increase (Decrease) in Net Assets Resulting from Operations	64,878	6,900,119	3,875,390	1,502,341	441,483

Increase (Decrease) in Net Assets from Contract Transactions	(3,688,000)	(2,236,396)	(1,429,311)	(1,141,586)	(1,180,741)

Total Increase (Decrease) in Net Assets	(3,623,122)	4,663,723	2,446,079	360,755	(739,258)

Net Assets as of December 31, 2019:	$23,758,016	$30,755,744	$22,243,333	$7,535,940	$6,080,560

Investment Income:
Reinvested Dividends	50,684	230,048	129,726	167,409	195,809
Investment Expense:
Mortality and Expense Risk and Administrative Charges	535,544	416,666	272,345	79,707	83,840

Net Investment Income (Loss)	(484,860)	(186,618)	(142,619)	87,702	111,969

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,181,056	-	676,479	14,638
Realized Gain (Loss) on Investments	-	1,042,109	237,436	(362,122)	59,278

Net Realized Capital Gains (Losses) on Investments	-	3,223,165	237,436	314,357	73,916
Net Change in Unrealized Appreciation (Depreciation)	-	3,560,774	3,479,737	(1,124,721)	146,052

Net Gain (Loss) on Investment	-	6,783,939	3,717,173	(810,364)	219,968

Net Increase (Decrease) in Net Assets Resulting from Operations	(484,860)	6,597,321	3,574,554	(722,662)	331,937

Increase (Decrease) in Net Assets from Contract Transactions	20,539,760	(2,495,840)	(2,070,513)	(968,318)	(490,867)

Total Increase (Decrease) in Net Assets	20,054,900	4,101,481	1,504,041	(1,690,980)	(158,930)

Net Assets as of December 31, 2020:	$43,812,916	$34,857,225	$23,747,374	$5,844,960	$5,921,630

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Legg Mason Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$317,444	$60,768	$699,436	$476,216	$492,715

Investment Income:
Reinvested Dividends	5,271	1,027	15,509	10,058	9,510
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,095	873	10,913	6,930	7,574

Net Investment Income (Loss)	176	154	4,596	3,128	1,936

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,346	2,581	20,661	24,120	47,310
Realized Gain (Loss) on Investments	2,285	3,141	2,022	4,527	8,186

Net Realized Capital Gains (Losses) on Investments	10,631	5,722	22,683	28,647	55,496
Net Change in Unrealized Appreciation (Depreciation)	36,951	2,754	74,987	18,515	28,538

Net Gain (Loss) on Investment	47,582	8,476	97,670	47,162	84,034

Net Increase (Decrease) in Net Assets Resulting from Operations	47,758	8,630	102,266	50,290	85,970

Increase (Decrease) in Net Assets from Contract Transactions	84,586	(24,597)	36,359	(32,246)	(113,947)

Total Increase (Decrease) in Net Assets	132,344	(15,967)	138,625	18,044	(27,977)

Net Assets as of December 31, 2019:	$449,788	$44,801	$838,061	$494,260	$464,738

Investment Income:
Reinvested Dividends	10,725	4,478	20,183	26,011	13,277
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,878	2,750	12,694	13,852	8,085

Net Investment Income (Loss)	2,847	1,728	7,489	12,159	5,192

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,089	3,010	12,412	4,054	17,851
Realized Gain (Loss) on Investments	3,498	30	1,719	7,704	7,615

Net Realized Capital Gains (Losses) on Investments	11,587	3,040	14,131	11,758	25,466
Net Change in Unrealized Appreciation (Depreciation)	(9,338)	884	14,012	21,550	4,525

Net Gain (Loss) on Investment	2,249	3,924	28,143	33,308	29,991

Net Increase (Decrease) in Net Assets Resulting from Operations	5,096	5,652	35,632	45,467	35,183

Increase (Decrease) in Net Assets from Contract Transactions	193,619	231,047	143,560	587,732	190,180

Total Increase (Decrease) in Net Assets	198,715	236,699	179,192	633,199	225,363

Net Assets as of December 31, 2020:	$648,503	$281,500	$1,017,253	$1,127,459	$690,101

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Market Participation Strategy Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class	TA QS Investors Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$3,801	$196,551	$89,766	$407,068	$374,532

Investment Income:
Reinvested Dividends	38	329	131	-	7,846
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58	2,783	1,815	2,396	5,440

Net Investment Income (Loss)	(20)	(2,454)	(1,684)	(2,396)	2,406

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	630	-	-	-	29,707
Realized Gain (Loss) on Investments	1	(1,556)	180	(41,767)	577

Net Realized Capital Gains (Losses) on Investments	631	(1,556)	180	(41,767)	30,284
Net Change in Unrealized Appreciation (Depreciation)	33	36,808	19,458	84,561	3,283

Net Gain (Loss) on Investment	664	35,252	19,638	42,794	33,567

Net Increase (Decrease) in Net Assets Resulting from Operations	644	32,798	17,954	40,398	35,973

Increase (Decrease) in Net Assets from Contract Transactions	(5)	(20,839)	35,603	(278,950)	(3,231)

Total Increase (Decrease) in Net Assets	639	11,959	53,557	(238,552)	32,742

Net Assets as of December 31, 2019:	$4,440	$208,510	$143,323	$168,516	$407,274

Investment Income:
Reinvested Dividends	736	10,298	11,561	10,491	10,502
Investment Expense:
Mortality and Expense Risk and Administrative Charges	732	4,425	7,826	3,430	6,508

Net Investment Income (Loss)	4	5,873	3,735	7,061	3,994

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	896	20,083	53,638	22,216	7,754
Realized Gain (Loss) on Investments	125	4,240	1,835	(197)	44

Net Realized Capital Gains (Losses) on Investments	1,021	24,323	55,473	22,019	7,798
Net Change in Unrealized Appreciation (Depreciation)	11,315	(3,735)	8,364	(2,254)	16,853

Net Gain (Loss) on Investment	12,336	20,588	63,837	19,765	24,651

Net Increase (Decrease) in Net Assets Resulting from Operations	12,340	26,461	67,572	26,826	28,645

Increase (Decrease) in Net Assets from Contract Transactions	65,290	218,087	647,384	141,402	203,348

Total Increase (Decrease) in Net Assets	77,630	244,548	714,956	168,228	231,993

Net Assets as of December 31, 2020:	$82,070	$453,058	$858,279	$336,744	$639,267

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$780,378	$106,469	$10,293,609	$11,957,314

Investment Income:
Reinvested Dividends	15,307	1,884	15,462	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,563	1,549	164,911	184,269

Net Investment Income (Loss)	3,744	335	(149,449)	(184,269)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	57,873	7,474	1,006,920	1,091,389
Realized Gain (Loss) on Investments	172	(12)	342,838	630,131

Net Realized Capital Gains (Losses) on Investments	58,045	7,462	1,349,758	1,721,520
Net Change in Unrealized Appreciation (Depreciation)	13,841	2,648	2,544,911	2,616,191

Net Gain (Loss) on Investment	71,886	10,110	3,894,669	4,337,711

Net Increase (Decrease) in Net Assets Resulting from Operations	75,630	10,445	3,745,220	4,153,442

Increase (Decrease) in Net Assets from Contract Transactions	12,414	432	(1,134,926)	(2,936,933)

Total Increase (Decrease) in Net Assets	88,044	10,877	2,610,294	1,216,509

Net Assets as of December 31, 2019:	$868,422	$117,346	$12,903,903	$13,173,823

Investment Income:
Reinvested Dividends	19,409	6,949	12,712	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,490	4,087	169,666	185,896

Net Investment Income (Loss)	5,919	2,862	(156,954)	(185,896)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,209	7,635	925,464	1,068,877
Realized Gain (Loss) on Investments	(1,382)	(330)	791,777	821,080

Net Realized Capital Gains (Losses) on Investments	17,827	7,305	1,717,241	1,889,957
Net Change in Unrealized Appreciation (Depreciation)	5,573	5,192	2,162,169	2,492,524

Net Gain (Loss) on Investment	23,400	12,497	3,879,410	4,382,481

Net Increase (Decrease) in Net Assets Resulting from Operations	29,319	15,359	3,722,456	4,196,585

Increase (Decrease) in Net Assets from Contract Transactions	177,665	263,286	(2,479,742)	(2,000,407)

Total Increase (Decrease) in Net Assets	206,984	278,645	1,242,714	2,196,178

Net Assets as of December 31, 2020:	$1,075,406	$395,991	$14,146,617	$15,370,001

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA-2L (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Funds:	BNY Mellon Funds:
BNY Mellon Growth and Income Service Shares	BNY Mellon Growth and Income Portfolio Service Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon MidCap Stock Service Shares	BNY Mellon MidCap Stock Portfolio Service Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon Opportunistic Small Cap Portfolio Service Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Portfolio Initial Shares
BNY Mellon Technology Growth Service Shares	BNY Mellon Technology Growth Portfolio Service Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class

9

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
Transamerica Series Trust:	Transamerica Series Trust:
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Barrow Hanley Dividend Focused Initial Class	August 18, 2017
TA JPMorgan Core Bond Service Class	August 18, 2017
TA WMC US Growth Service Class	August 18, 2017

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
TA Aegon Sustainable Equity Income Initial Class	TA Barrow Hanley Dividend Focused Initial Class

10

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

11

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Growth and Income Service Shares	$486,958	$799,306
BNY Mellon MidCap Stock Initial Shares	560,042	1,372,380
BNY Mellon MidCap Stock Service Shares	163,709	874,372
BNY Mellon Opportunistic Small Cap Service Shares	187,296	685,677
BNY Mellon Stock Index Initial Shares	5,946,933	6,186,936
BNY Mellon Stock Index Service Shares	1,028,758	1,153,225
BNY Mellon Sustainable U.S. Equity Initial Shares	572,860	1,263,306
BNY Mellon Technology Growth Initial Shares	3,801,384	2,548,381
BNY Mellon Technology Growth Service Shares	396,666	274,639
BNY Mellon VIF Appreciation Initial Shares	5,243,184	6,005,029
BNY Mellon VIF Government Money Market	28,784,122	8,729,262
BNY Mellon VIF Growth and Income Initial Shares	2,884,652	3,386,060
BNY Mellon VIF Opportunistic Small Cap Initial Shares	381,040	2,594,172
TA Aegon Sustainable Equity Income Initial Class	1,007,120	1,211,231
TA JPMorgan Core Bond Service Class	672,644	1,036,923
TA Legg Mason Dynamic Allocation - Balanced Service Class	289,978	85,421
TA Legg Mason Dynamic Allocation - Growth Service Class	252,262	16,477
TA Managed Risk - Balanced ETF Service Class	247,426	83,962
TA Managed Risk - Conservative ETF Service Class	749,909	145,970
TA Managed Risk - Growth ETF Service Class	323,051	109,832
TA Market Participation Strategy Service Class	69,555	3,365
TA PIMCO Tactical - Balanced Service Class	294,604	50,562
TA PIMCO Tactical - Conservative Service Class	719,996	15,245
TA PIMCO Tactical - Growth Service Class	192,039	21,359
TA QS Investors Active Asset Allocation - Conservative Service Class	228,823	13,726
TA QS Investors Active Asset Allocation - Moderate Service Class	226,218	23,427
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	279,394	5,609
TA WMC US Growth Initial Class	1,080,619	2,791,848
TA WMC US Growth Service Class	1,844,082	2,961,459

12

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
BNY Mellon Growth and Income Service Shares	25,124	(73,783)	(48,659)	12,356	(61,162)	(48,806)
BNY Mellon MidCap Stock Initial Shares	20,988	(75,939)	(54,951)	20,730	(127,973)	(107,243)
BNY Mellon MidCap Stock Service Shares	21,492	(115,044)	(93,552)	19,556	(111,221)	(91,665)
BNY Mellon Opportunistic Small Cap Service Shares	36,777	(132,822)	(96,045)	6,181	(8,512)	(2,331)
BNY Mellon Stock Index Initial Shares	66,243	(107,486)	(41,243)	65,276	(182,628)	(117,352)
BNY Mellon Stock Index Service Shares	78,035	(27,150)	50,885	831	(50,181)	(49,350)
BNY Mellon Sustainable U.S. Equity Initial Shares	5,021	(16,220)	(11,199)	1,447	(17,164)	(15,717)
BNY Mellon Technology Growth Initial Shares	69,025	(107,626)	(38,601)	106,867	(129,672)	(22,805)
BNY Mellon Technology Growth Service Shares	23,498	(13,588)	9,910	1,874	(49,324)	(47,450)
BNY Mellon VIF Appreciation Initial Shares	120,586	(108,114)	12,472	79,608	(213,561)	(133,953)
BNY Mellon VIF Government Money Market	22,907,534	(6,682,949)	16,224,585	1,402,215	(4,290,621)	(2,888,406)
BNY Mellon VIF Growth and Income Initial Shares	39,973	(100,135)	(60,162)	95,076	(209,310)	(114,234)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	7,497	(35,212)	(27,715)	56,759	(39,320)	17,439
TA Aegon Sustainable Equity Income Initial Class	188,007	(1,184,898)	(996,891)	78,661	(1,157,694)	(1,079,033)
TA JPMorgan Core Bond Service Class	414,534	(868,768)	(454,234)	123,420	(1,263,413)	(1,139,993)
TA Legg Mason Dynamic Allocation - Balanced Service Class	222,755	(61,475)	161,280	91,604	(25,687)	65,917
TA Legg Mason Dynamic Allocation - Growth Service Class	189,366	(10,432)	178,934	7,118	(25,385)	(18,267)
TA Managed Risk - Balanced ETF Service Class	166,368	(56,177)	110,191	45,407	(16,145)	29,262
TA Managed Risk - Conservative ETF Service Class	559,453	(100,646)	458,807	9,494	(34,641)	(25,147)
TA Managed Risk - Growth ETF Service Class	207,071	(71,596)	135,475	3,364	(79,207)	(75,843)
TA Market Participation Strategy Service Class	47,074	(1,772)	45,302	-	(4)	(4)
TA PIMCO Tactical - Balanced Service Class	185,660	(32,324)	153,336	-	(16,850)	(16,850)
TA PIMCO Tactical - Conservative Service Class	487,783	(5,436)	482,347	36,150	(6,965)	29,185
TA PIMCO Tactical - Growth Service Class	111,690	(12,781)	98,909	15,716	(234,469)	(218,753)
TA QS Investors Active Asset Allocation - Conservative Service Class	167,688	(5,985)	161,703	12,756	(15,646)	(2,890)
TA QS Investors Active Asset Allocation - Moderate Service Class	154,851	(8,200)	146,651	11,414	(1,138)	10,276

13

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	219,609	(1,201)	218,408	1,296	(980)	316
TA WMC US Growth Initial Class	3,924	(75,344)	(71,420)	589	(49,960)	(49,371)
TA WMC US Growth Service Class	498,267	(1,712,228)	(1,213,961)	326,384	(2,558,561)	(2,232,177)

14

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
BNY Mellon Growth and Income Service Shares	$197,305	$(751,069)	$(553,764)	$31,260	$(625,185)	$(593,925)
BNY Mellon MidCap Stock Initial Shares	497,412	(1,251,526)	(754,114)	99,085	(1,054,713)	(955,628)
BNY Mellon MidCap Stock Service Shares	146,941	(827,600)	(680,659)	70,138	(537,073)	(466,935)
BNY Mellon Opportunistic Small Cap Service Shares	181,445	(663,606)	(482,161)	46,736	(140,399)	(93,663)
BNY Mellon Stock Index Initial Shares	2,570,692	(5,643,589)	(3,072,897)	824,895	(6,112,901)	(5,288,006)
BNY Mellon Stock Index Service Shares	477,023	(1,052,507)	(575,484)	10,778	(1,105,647)	(1,094,869)
BNY Mellon Sustainable U.S. Equity Initial Shares	329,632	(1,122,353)	(792,721)	73,753	(984,278)	(910,525)
BNY Mellon Technology Growth Initial Shares	1,702,701	(2,287,805)	(585,104)	615,487	(2,205,802)	(1,590,315)
BNY Mellon Technology Growth Service Shares	165,404	(243,512)	(78,108)	15,734	(436,278)	(420,544)
BNY Mellon VIF Appreciation Initial Shares	793,191	(5,355,954)	(4,562,763)	230,907	(4,216,520)	(3,985,613)
BNY Mellon VIF Government Money Market	28,855,576	(8,315,816)	20,539,760	1,658,659	(5,346,659)	(3,688,000)
BNY Mellon VIF Growth and Income Initial Shares	514,242	(3,010,082)	(2,495,840)	659,367	(2,895,763)	(2,236,396)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	281,175	(2,351,688)	(2,070,513)	316,534	(1,745,845)	(1,429,311)
TA Aegon Sustainable Equity Income Initial Class	175,723	(1,144,041)	(968,318)	82,393	(1,223,979)	(1,141,586)
TA JPMorgan Core Bond Service Class	452,818	(943,685)	(490,867)	127,740	(1,308,481)	(1,180,741)
TA Legg Mason Dynamic Allocation - Balanced Service Class	271,539	(77,920)	193,619	116,567	(31,981)	84,586
TA Legg Mason Dynamic Allocation - Growth Service Class	244,899	(13,852)	231,047	9,047	(33,644)	(24,597)
TA Managed Risk - Balanced ETF Service Class	215,700	(72,140)	143,560	57,931	(21,572)	36,359
TA Managed Risk - Conservative ETF Service Class	720,175	(132,443)	587,732	11,482	(43,728)	(32,246)
TA Managed Risk - Growth ETF Service Class	292,177	(101,997)	190,180	4,702	(118,649)	(113,947)
TA Market Participation Strategy Service Class	67,927	(2,637)	65,290	-	(5)	(5)
TA PIMCO Tactical - Balanced Service Class	264,323	(46,236)	218,087	-	(20,839)	(20,839)
TA PIMCO Tactical - Conservative Service Class	655,021	(7,637)	647,384	44,158	(8,555)	35,603
TA PIMCO Tactical - Growth Service Class	159,412	(18,010)	141,402	20,157	(299,107)	(278,950)
TA QS Investors Active Asset Allocation - Conservative Service Class	210,746	(7,398)	203,348	15,115	(18,346)	(3,231)
TA QS Investors Active Asset Allocation - Moderate Service Class	187,806	(10,141)	177,665	13,838	(1,424)	12,414

15

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
TA QS Investors Active Asset Allocation - Moderate
Growth Service Class	$264,919	$(1,633)	$263,286	$1,669	$(1,237)	$432
TA WMC US Growth Initial Class	144,338	(2,624,080)	(2,479,742)	4,820	(1,139,746)	(1,134,926)
TA WMC US Growth Service Class	778,233	(2,778,640)	(2,000,407)	423,882	(3,360,815)	(2,936,933)

16

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
BNY Mellon Growth and Income Service Shares
12/31/2020	210,312	$2.72	to	$3.35	$ 4,132,849	0.52%	1.25%	to	2.50%	22.80%	to	21.30%
12/31/2019	258,971	2.22	to	2.76	3,919,173	0.82	1.25	to	2.50	27.20	to	25.65
12/31/2018	307,777	1.74	to	2.20	3,595,380	0.53	1.25	to	2.50	(6.08)	to	(7.23)
12/31/2017	256,455	1.86	to	2.37	4,811,754	0.48	1.25	to	2.50	17.92	to	16.48
12/31/2016	280,771	1.94	to	2.03	4,844,073	0.96	1.30	to	2.50	8.37	to	7.11
BNY Mellon MidCap Stock Initial Shares
12/31/2020	462,289	2.17	to	1.77	11,761,082	0.83	1.25	to	2.65	6.77	to	5.31
12/31/2019	517,240	2.04	to	1.68	11,848,630	0.65	1.25	to	2.65	18.70	to	17.08
12/31/2018	624,483	1.71	to	1.43	10,856,312	0.58	1.25	to	2.65	(16.54)	to	(17.56)
12/31/2017	455,134	2.05	to	1.75	14,232,431	1.06	1.25	to	2.50	13.96	to	12.57
12/31/2016	468,369	28.87	to	28.87	13,521,290	1.06	1.40	to	1.40	13.88	to	13.88
BNY Mellon MidCap Stock Service Shares
12/31/2020	368,290	2.92	to	2.90	4,031,559	0.59	1.25	to	2.50	6.51	to	5.21
12/31/2019	461,842	2.74	to	2.75	4,597,549	0.40	1.25	to	2.50	18.37	to	16.93
12/31/2018	553,507	2.32	to	2.35	4,311,312	0.35	1.25	to	2.50	(16.73)	to	(17.75)
12/31/2017	587,764	2.78	to	2.86	5,992,870	0.89	1.25	to	2.50	13.62	to	12.24
12/31/2016	623,738	2.48	to	2.55	6,141,688	0.86	1.30	to	2.50	13.73	to	12.40
BNY Mellon Opportunistic Small Cap Service Shares
12/31/2020	156,911	2.95	to	2.36	1,974,332	0.47	1.25	to	2.50	18.10	to	16.66
12/31/2019	252,956	2.50	to	2.03	2,218,319	-	1.25	to	2.50	19.99	to	18.53
12/31/2018	255,287	2.08	to	1.71	1,934,001	-	1.25	to	2.50	(20.29)	to	(21.27)
12/31/2017	301,243	2.62	to	2.17	3,570,201	-	1.25	to	2.50	22.84	to	21.35
12/31/2016	328,233	1.60	to	1.79	3,297,594	-	1.30	to	2.50	15.29	to	13.95
BNY Mellon Stock Index Initial Shares
12/31/2020	569,907	16.88	to	2.38	51,056,014	1.58	1.25	to	2.50	16.55	to	15.13
12/31/2019	611,150	14.48	to	2.07	47,051,489	1.71	1.25	to	2.50	29.56	to	27.98
12/31/2018	728,502	11.18	to	1.62	40,937,111	1.64	1.25	to	2.50	(5.82)	to	(6.97)
12/31/2017	474,286	11.87	to	1.74	47,699,835	1.69	1.25	to	2.50	20.04	to	18.58
12/31/2016	528,850	84.79	to	84.79	44,841,659	2.02	1.40	to	1.40	10.17	to	10.17
BNY Mellon Stock Index Service Shares
12/31/2020	553,217	3.63	to	3.48	8,266,266	1.32	1.25	to	2.50	16.26	to	14.84
12/31/2019	502,332	3.12	to	3.03	7,677,926	1.45	1.25	to	2.50	29.23	to	27.65
12/31/2018	551,682	2.42	to	2.38	6,889,414	1.37	1.25	to	2.50	(6.04)	to	(7.19)
12/31/2017	689,374	2.57	to	2.56	8,938,837	1.44	1.25	to	2.50	19.72	to	18.27
12/31/2016	791,373	2.14	to	2.16	8,809,720	1.75	1.30	to	2.50	10.01	to	8.73
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2020	151,386	90.29	to	2.76	12,896,929	1.10	1.25	to	2.50	22.61	to	21.12
12/31/2019	162,585	73.64	to	2.28	11,302,259	1.48	1.25	to	2.50	32.70	to	31.08
12/31/2018	178,302	55.49	to	1.74	9,309,811	1.79	1.25	to	2.50	(5.59)	to	(6.75)
12/31/2017	186,149	58.78	to	1.86	10,884,516	1.16	1.25	to	2.50	13.91	to	12.53
12/31/2016	209,523	51.41	to	51.41	10,770,703	1.30	1.40	to	1.40	8.85	to	8.85
BNY Mellon Technology Growth Initial Shares
12/31/2020	832,280	4.64	to	4.80	27,286,863	0.25	1.25	to	2.50	67.83	to	65.78
12/31/2019	870,881	2.77	to	2.89	16,652,769	-	1.25	to	2.50	24.26	to	22.75
12/31/2018	893,686	2.23	to	2.36	14,766,108	-	1.25	to	2.50	(2.21)	to	(3.41)
12/31/2017	849,313	2.28	to	2.44	16,309,749	-	1.25	to	2.50	40.89	to	39.17
12/31/2016	921,442	13.71	to	13.71	12,634,082	-	1.40	to	1.40	3.28	to	3.28

17

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BNY Mellon Technology Growth Service Shares
12/31/2020	185,232	$4.14	to	$6.40	$ 2,858,398	0.06%	1.25%	to	2.50%	67.48%	to	65.44%
12/31/2019	175,322	2.47	to	3.87	1,734,492	-	1.25	to	2.50	23.96	to	22.45
12/31/2018	222,772	1.99	to	3.16	1,767,538	-	1.25	to	2.50	(2.49)	to	(3.69)
12/31/2017	247,651	2.05	to	3.28	2,154,484	-	1.25	to	2.50	40.61	to	38.90
12/31/2016	275,195	2.17	to	2.36	1,842,591	-	1.30	to	2.50	3.05	to	1.84

BNY Mellon VIF Appreciation Initial Shares
12/31/2020	771,139	120.10	to	2.35	56,049,198	0.79	1.25	to	2.65	22.16	to	20.50
12/31/2019	758,667	98.31	to	1.95	50,427,506	1.16	1.25	to	2.65	34.42	to	32.58
12/31/2018	892,620	73.14	to	1.47	40,948,437	1.25	1.25	to	2.65	(8.01)	to	(9.14)
12/31/2017	634,328	1.55	to	1.63	49,603,067	1.34	1.25	to	2.50	25.77	to	24.24
12/31/2016	690,256	63.02	to	63.02	43,498,670	1.64	1.40	to	1.40	6.42	to	6.42

BNY Mellon VIF Government Money Market
12/31/2020	35,121,963	0.97	to	0.78	43,812,916	0.13	1.25	to	2.65	(1.02)	to	(2.23)
12/31/2019	18,897,378	0.98	to	0.80	23,758,016	1.66	1.25	to	2.50	0.41	to	(0.82)
12/31/2018	21,785,784	0.97	to	0.81	27,381,138	1.27	1.25	to	2.50	0.03	to	(1.20)
12/31/2017	22,676,534	0.90	to	0.82	28,787,741	0.33	1.25	to	2.50	(0.90)	to	(2.10)
12/31/2016	25,408,448	0.98	to	0.84	32,658,534	0.01	1.30	to	2.50	(1.27)	to	(2.42)

BNY Mellon VIF Growth and Income Initial Shares
12/31/2020	546,296	96.88	to	2.38	34,857,225	0.77	1.25	to	2.65	23.09	to	21.42
12/31/2019	606,458	78.70	to	1.96	30,755,744	1.08	1.25	to	2.65	27.53	to	25.79
12/31/2018	720,692	61.72	to	1.56	26,092,021	0.79	1.25	to	2.65	(5.87)	to	(7.02)
12/31/2017	503,971	1.97	to	1.69	31,678,840	0.74	1.25	to	2.50	18.24	to	16.80
12/31/2016	542,586	55.23	to	55.23	29,965,125	1.21	1.40	to	1.40	8.52	to	8.52

BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2020	203,295	2.72	to	1.67	23,747,374	0.66	1.25	to	2.50	18.41	to	16.97
12/31/2019	231,010	2.30	to	1.43	22,243,333	-	1.25	to	2.50	20.28	to	18.81
12/31/2018	213,571	1.91	to	1.20	19,797,254	-	1.25	to	2.50	(20.08)	to	(21.06)
12/31/2017	178,690	2.39	to	1.52	27,620,006	-	1.25	to	2.50	23.15	to	21.65
12/31/2016	172,295	140.77	to	140.77	24,253,319	-	1.40	to	1.40	15.46	to	15.46
TA Aegon Sustainable Equity Income Initial Class
12/31/2020	5,609,565	1.05	to	1.01	5,844,960	2.98	1.25	to	2.50	(8.50)	to	(9.61)
12/31/2019	6,606,456	1.15	to	1.11	7,535,940	2.45	1.25	to	2.50	22.38	to	20.89
12/31/2018	7,685,489	0.94	to	0.92	7,175,185	2.15	1.25	to	2.50	(12.60)	to	(13.67)
12/31/2017(1)	9,403,814	1.07	to	1.07	10,063,818	-	1.25	to	2.50	-	to	-
TA JPMorgan Core Bond Service Class
12/31/2020	5,327,288	1.12	to	1.07	5,921,630	3.28	1.25	to	2.50	5.84	to	4.55
12/31/2019	5,781,522	1.06	to	1.03	6,080,560	2.27	1.25	to	2.50	6.92	to	5.61
12/31/2018	6,921,515	0.99	to	0.97	6,819,818	2.84	1.25	to	2.50	(1.33)	to	(2.54)
12/31/2017(1)	7,574,771	1.00	to	1.00	7,577,426	-	1.25	to	2.50	-	to	-
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2020	504,694	11.72	to	1.17	648,503	1.89	1.25	to	2.50	(1.78)	to	(2.97)
12/31/2019	343,414	11.93	to	1.21	449,788	1.45	1.25	to	2.50	14.63	to	13.23
12/31/2018	277,497	10.41	to	1.07	317,444	1.33	1.25	to	2.50	(4.51)	to	(5.69)
12/31/2017	328,340	10.90	to	1.13	393,964	0.99	1.25	to	2.50	9.11	to	7.78
12/31/2016	482,519	1.11	to	1.05	531,534	1.21	1.30	to	2.50	(1.94)	to	(3.09)
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2020	211,405	11.69	to	1.21	281,500	2.25	1.25	to	2.50	(3.37)	to	(4.55)
12/31/2019	32,471	12.09	to	1.27	44,801	1.64	1.25	to	2.50	15.39	to	13.98
12/31/2018	50,738	10.48	to	1.11	60,768	1.40	1.25	to	2.50	(5.91)	to	(7.07)
12/31/2017	52,581	11.14	to	1.20	67,035	1.01	1.25	to	2.50	11.81	to	10.45
12/31/2016	36,259	1.15	to	1.09	41,403	0.91	1.30	to	2.50	(2.26)	to	(3.40)

18

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

		At December 31				For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Managed Risk - Balanced ETF Service Class
12/31/2020	717,872	$12.40	to	$1.29	$ 1,017,253	2.21%	1.25%	to	2.50%	2.90%	to	1.65%
12/31/2019	607,681	12.05	to	1.27	838,061	1.97	1.25	to	2.50	14.22	to	12.83
12/31/2018	578,419	10.55	to	1.13	699,436	1.74	1.25	to	2.50	(5.73)	to	(6.89)
12/31/2017	678,004	11.19	to	1.21	871,001	1.71	1.25	to	2.50	12.04	to	10.68
12/31/2016	784,425	1.15	to	1.09	900,742	1.65	1.30	to	2.50	2.42	to	1.23

TA Managed Risk - Conservative ETF Service Class
12/31/2020	839,646	12.00	to	1.22	1,127,459	2.60	1.25	to	2.50	3.62	to	2.35
12/31/2019	380,839	11.59	to	1.19	494,260	2.02	1.25	to	2.50	10.81	to	9.46
12/31/2018	405,986	10.46	to	1.09	476,216	2.18	1.25	to	2.50	(4.79)	to	(5.96)
12/31/2017	285,073	10.98	to	1.16	351,744	1.66	1.25	to	2.50	9.66	to	8.33
12/31/2016	284,996	1.13	to	1.07	321,131	1.62	1.30	to	2.50	2.74	to	1.54

TA Managed Risk - Growth ETF Service Class
12/31/2020	441,010	12.97	to	1.43	690,101	2.32	1.25	to	2.50	2.93	to	1.68
12/31/2019	305,535	12.60	to	1.40	464,738	1.79	1.25	to	2.50	17.94	to	16.50
12/31/2018	381,378	10.68	to	1.21	492,715	1.62	1.25	to	2.50	(8.31)	to	(9.44)
12/31/2017	453,352	11.65	to	1.33	641,489	1.69	1.25	to	2.50	17.01	to	15.59
12/31/2016	312,101	1.22	to	1.15	377,968	1.45	1.30	to	2.50	3.33	to	2.12

TA Market Participation Strategy Service Class
12/31/2020	48,410	14.50	to	1.55	82,070	1.38	1.25	to	2.50	18.84	to	17.40
12/31/2019	3,108	12.20	to	1.32	4,440	0.92	1.25	to	2.50	17.12	to	15.69
12/31/2018	3,112	10.42	to	1.14	3,801	0.35	1.25	to	2.50	(3.94)	to	(5.11)
12/31/2017	1,340	10.85	to	1.20	1,707	0.31	1.25	to	2.50	9.43	to	8.10
12/31/2016	1,341	1.17	to	1.11	1,563	0.16	1.30	to	2.50	2.83	to	1.63

TA PIMCO Tactical - Balanced Service Class
12/31/2020	303,068	12.93	to	1.37	453,058	3.22	1.25	to	2.50	7.52	to	6.20
12/31/2019	149,732	12.03	to	1.29	208,510	0.16	1.25	to	2.50	18.20	to	16.76
12/31/2018	166,582	10.18	to	1.10	196,551	3.14	1.25	to	2.50	(8.09)	to	(9.22)
12/31/2017	180,443	11.07	to	1.21	231,996	0.32	1.25	to	2.50	10.66	to	9.31
12/31/2016	139,086	1.17	to	1.11	161,838	0.27	1.30	to	2.50	4.03	to	2.82

TA PIMCO Tactical - Conservative Service Class
12/31/2020	588,928	12.88	to	1.33	858,279	2.04	1.25	to	2.50	8.54	to	7.21
12/31/2019	106,581	11.87	to	1.24	143,323	0.10	1.25	to	2.50	16.11	to	14.70
12/31/2018	77,396	10.22	to	1.08	89,766	3.26	1.25	to	2.50	(6.32)	to	(7.47)
12/31/2017	80,743	10.91	to	1.17	100,120	1.29	1.25	to	2.50	9.04	to	7.71
12/31/2016	80,760	1.14	to	1.09	91,978	0.47	1.30	to	2.50	3.63	to	2.42

TA PIMCO Tactical - Growth Service Class
12/31/2020	215,947	13.34	to	1.43	336,744	4.37	1.25	to	2.50	7.74	to	6.43
12/31/2019	117,038	12.38	to	1.34	168,516	-	1.25	to	2.50	20.05	to	18.59
12/31/2018	335,791	10.31	to	1.13	407,068	3.10	1.25	to	2.50	(8.83)	to	(9.95)
12/31/2017	340,255	11.31	to	1.26	453,091	0.65	1.25	to	2.50	13.41	to	12.03
12/31/2016	114,047	1.18	to	1.12	134,106	-	1.30	to	2.50	3.53	to	2.32

TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2020	490,157	12.24	to	1.19	639,267	2.24	1.25	to	2.50	5.34	to	4.05
12/31/2019	328,454	11.62	to	1.14	407,274	2.00	1.25	to	2.50	9.86	to	8.52
12/31/2018	331,344	10.58	to	1.05	374,532	1.82	1.25	to	2.50	(4.09)	to	(5.27)
12/31/2017	243,867	11.03	to	1.11	287,851	1.51	1.25	to	2.50	10.32	to	8.98
12/31/2016	358,700	1.08	to	1.02	384,345	1.29	1.30	to	2.50	1.33	to	0.15

TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2020	824,198	12.06	to	1.19	1,075,406	2.00	1.25	to	2.50	1.97	to	0.73
12/31/2019	677,547	11.83	to	1.18	868,422	1.84	1.25	to	2.50	9.76	to	8.42
12/31/2018	667,271	10.78	to	1.09	780,378	1.48	1.25	to	2.50	(5.36)	to	(6.52)
12/31/2017	730,608	11.39	to	1.16	904,174	1.53	1.25	to	2.50	14.02	to	12.64
12/31/2016	795,159	1.09	to	1.03	864,306	1.24	1.30	to	2.50	0.88	to	(0.30)

19

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

		At December 31				For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2020	305,849	$11.69	to	$1.18	$ 395,991	2.36%	1.25%	to	2.50%	(3.29	) %	to	(4.47	) %
12/31/2019	87,441	12.09	to	1.24	117,346	1.69	1.25	to	2.50	9.98		to	8.64
12/31/2018	87,125	10.99	to	1.14	106,469	0.98	1.25	to	2.50	(7.12)		to	(8.26)
12/31/2017	40,196	11.83	to	1.24	52,964	1.25	1.25	to	2.50	18.82		to	17.38
12/31/2016	44,346	1.12	to	1.06	49,248	1.12	1.30	to	2.50	0.66		to	(0.51)

TA WMC US Growth Initial Class
12/31/2020	313,541	3.64	to	4.87	14,146,617	0.10	1.25	to	2.50	35.60		to	33.95
12/31/2019	384,961	2.68	to	3.64	12,903,903	0.13	1.25	to	2.50	38.32		to	36.63
12/31/2018	434,332	1.94	to	2.66	10,293,609	0.47	1.25	to	2.50	(1.03)		to	(2.25)
12/31/2017	452,884	1.96	to	2.72	11,379,157	0.42	1.25	to	2.50	27.61		to	26.06
12/31/2016	510,945	2.28	to	2.16	10,067,949	0.40	1.30	to	2.50	1.49		to	0.31

TA WMC US Growth Service Class
12/31/2020	7,715,294	2.00	to	1.92	15,370,001	-	1.25	to	2.50	35.25		to	33.60
12/31/2019	8,929,255	1.48	to	1.44	13,173,823	-	1.25	to	2.50	37.96		to	36.27
12/31/2018	11,161,432	1.07	to	1.06	11,957,314	0.27	1.25	to	2.50	(1.27)		to	(2.49)
12/31/2017(1)	13,288,079	1.09	to	1.08	14,445,533	-	1.25	to	2.50	-		to	-

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

20

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.50% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

21

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

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